UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                          Robeco Sage Triton Fund, LLC

                  Investment Company Act File Number: 811-21472

                                   Registrant
                          Robeco Sage Triton Fund, LLC
                          909 Third Avenue, 28th Floor
                               New York, NY 10022
                                 (212)-908-9660

                                Agent For Service
                               Timothy J. Stewart
                          909 Third Avenue, 28th Floor
                               New York, NY 10022
                                 (212)-908-9660


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2005 to June 30, 2006
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    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Robeco Sage Triton Fund, LLC

/s/  Timothy J. Stewart

Chief Executive Officer

Date:  August 17, 2006